LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE

25. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2009	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2011
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net loss attributable to ordinary shareholders	(405,152,407)	(499,611,594)	(284,329,931)	(45,175,477)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	25,414,620	25,121,679	24,956,197	24,956,197

Loss per share
- Basic and diluted	(15.94)	(19.89)	(11.39)	(1.81)

The Company had 1,856,296, 6,048,078 and 5,865,811 stock options, warrants and nonvested shares outstanding as of December 31, 2009, 2010 and 2011, respectively, which could have potentially diluted loss per share in the future, but were excluded in the computation of diluted loss per share in those periods, as their effect would have been anti-dilutive due to the net loss reported in such periods.